Convertible Preferred Shares (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Convertible Preferred Shares [Abstract]
Disclosure of Preferred Shares Issued Pursuant to Subscription Agreement
The Company entered into preferred share subscription agreements with several independent investors and the details of issued preferred shares (the “Preferred Shares”) are set out as follows:

	Date of issue	Total number of Preferred Shares issue	Subscription price per share	Subscription price total
			US$	US$
Series A1 Preferred Shares	July 26, 2016 to July 28, 2016	88,038,389	0.04543	4,000
	January 31, 2019	44,019,194	0.04543	2,000

		132,057,583		6,000

Series A2 Preferred Shares	July 21, 2017 to
	July 25, 2017	73,371,157	0.05111	3,750

Series B Preferred Shares	September 19, 2018 to December 27, 2018	260,709,579	0.3329	86,800
	January 8, 2019 to March 25, 2019	36,643,370	0.3329	12,200

		297,352,949		99,000

Series C Preferred Shares	September 10, 2020 to September 30, 2020	141,692,465	0.4845	68,650
	October 5, 2020 to November 5, 2020	114,757,479	0.4845	55,600

		256,449,944		124,250

Disclosure of Movement in Preference Shares at End of Each Reporting Period
The movement of the Preferred Shares at end of each reporting period is as follows:

Preferred shares
(In thousands of US$)	US$
As of January 1, 2022	322,215
Change in fair value	(23,669)

As of June 30, 2022	298,546

As of January 1, 2023	511,861
Change in fair value	76,430
Conversion to common stock	(588,291)

As of June 30, 2023	—

The movement of the Preferred Shares at the end of each reporting period is as follows:

Preferred Shares
US$
As of January 1, 2020	133,969
Issue of Series C Preferred Shares	124,250
Change in fair value	26,572

As of December 31, 2020	284,791
Change in fair value	37,424

As of December 31, 2021	322,215
Change in fair value	189,646

As of December 31, 2022	511,861

Disclosure of Significant Unobservable Inputs Used in Measuring the Fair Value of Convertible Preferred Shares
In addition to the underlying share value of the Company determined by Black-Scholes model, other key valuation assumptions used in OPM model to determine the fair value of the Preferred Shares are as follows:

	As of June 30, 2023	As of December 31, 2022
	(note i)
Time to liquidation	N/A	1.25 years
Risk-free rate	N/A	4.65%
Expected volatility (note ii)	N/A	75.0%
Dividend yield	N/A	0%
Possibility under IPO scenario	N/A	85%
Possibility under liquidation scenario	N/A	15%

Note i:
As of June 30, 2023 the Company had no preferred shares outstanding. Thus, these valuation assumptions were not applicable (“N/A”).
Note ii:
The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.

In addition to the underlying share value of the Company determined by black-scholes model, other key valuation assumptions used in OPM model to determine the fair value of the Preferred Shares are as follows:

	As of December 31,
	2020	2021	2022
Time to liquidation	1.5 years	1.5 years	1.25 years
Risk-free rate	0.12%	0.56%	4.65%
Expected volatility (note)	80%	72.5%	75%
Dividend yield	0%	0%	0%
Possibility under IPO scenario	45%	25%	85%
Possibility under liquidation scenario	55%	75%	15%

Note:	The expected volatility measured at the standard deviation is based on the historical data of the daily share price movement of comparable companies.